NOTE PAYABLE (Details) - USD ($)					12 Months Ended
	Oct. 25, 2021	Dec. 15, 2020	Dec. 14, 2020	Mar. 29, 2019	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
NOTE PAYABLE
Repayments of Senior Debt					$ 10,000,000	$ 10,000,000
Second Amendment and Supplemental Agreement
NOTE PAYABLE
Principal amount to be repaid	$ 10,000,000
Repayments of Senior Debt	10,000,000
Interest paid	$ 93,333
Senior unsecured note
NOTE PAYABLE
Loan principal amount				$ 20,000,000
Term of loan (in years)				3 years
Fixed interest rate				12.00%
Note payable					0	10,000,000.0
Interest expense					$ 700,000	$ 2,100,000	$ 2,400,000
Senior unsecured note | Amendment and Supplemental Agreement
NOTE PAYABLE
Principal amount to be repaid			$ 10,000,000
Threshold period for principal and interest repayment from effective date of agreement			5 days
Repayments of Senior Debt		$ 5,000,000	$ 5,000,000
Interest paid		$ 513,333